UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	10/1/2007
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	1,315,551

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD CO              COM              00762W107    26902   460100 SH       SOLE                   298100            162000
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108    19159   708800 SH       SOLE                   459400            249400
AMAZON.COM, INC.               COM              023135106      344     3690 SH       SOLE                     3690
AMBASSADORS GROUP INC.         COM              023177108    19991   524700 SH       SOLE                   342000            182700
AMERIGON INC.                  COM              03070L300    23999  1386400 SH       SOLE                   899400            487000
ANADIGICS INC.                 COM              032515108    34493  1907800 SH       SOLE                  1237800            670000
ANGIODYNAMICS INC              COM              03475V101     9497   503800 SH       SOLE                   327200            176600
APPLIX INC                     COM              038316105    26193  1473200 SH       SOLE                   951000            522200
ARUBA NETWORKS INC.            COM              043176106    19290   964500 SH       SOLE                   625000            339500
AUTHENTEC INC.                 COM              052660107    15270  1527000 SH       SOLE                   987300            539700
BIO-REFERENCE LABS INC         COM              09057G602    24932   738500 SH       SOLE                   480200            258300
BJ's RESTAURANTS, INC.         COM              09180c106    13251   629500 SH       SOLE                   409400            220100
BLUE NILE INC                  COM              09578R103     9506   101000 SH       SOLE                    65500             35500
BRIGHT HORIZONS FAMILY SOLUTIO COM              109195107      382     8910 SH       SOLE                     8910
CASTLEPOINT HOLDINGS LTD       COM              G19522112     2754   239500 SH       SOLE                   155200             84300
CBEYOND, INC.                  COM              149847105    32457   795700 SH       SOLE                   516500            279200
CHIPOTLE MEXICAN GRILL         COM              169656105    33998   287800 SH       SOLE                   186500            101300
COMSCORE INC.                  COM              20564W105    13144   486800 SH       SOLE                   315500            171300
CONCEPTUS INC.                 COM              206016107     7905   416500 SH       SOLE                   272100            144400
CONCUR TECHNOLOGIES INC        COM              206708109    38776  1230200 SH       SOLE                   797300            432900
CYBERSOURCE CORP.              COM              23251J106    10740   918700 SH       SOLE                   596700            322000
DEALERTRAK HOLDINGS INC        COM              242309102    33554   801200 SH       SOLE                   519100            282100
DOLAN MEDIA COMPANY            COM              25659P402    16901   695500 SH       SOLE                   450700            244800
DOUBLE-TAKE SOFTWARE INC.      COM              258598101    18886   988300 SH       SOLE                   640500            347800
DSW INC.                       COM              23334L102    12293   488400 SH       SOLE                   316600            171800
DTS INC.                       COM              23335C101    22361   736300 SH       SOLE                   478200            258100
DUFF & PHELPS CORP.            COM              26433B107    13762   750000 SH       SOLE                   485800            264200
ECOLAB INC.                    COM              278865100      240     5080 SH       SOLE                     5080
EHEALTH INC.                   COM              28238P109    18728   676100 SH       SOLE                   438600            237500
ERESEARCHTECHNOLOGY INC COM    COM              29481V108    15420  1353800 SH       SOLE                   877400            476400
FACTSET RESH SYS INC           COM              303075105     5958    86920 SH       SOLE                    56370             30550
FALCONSTOR SOFTWARE INC.       COM              306137100    13257  1100200 SH       SOLE                   708900            391300
FORCE PROTECTION INC.          COM              345203202    19503   900400 SH       SOLE                   584800            315600
FORMFACTOR INC                 COM              346375108    21573   486200 SH       SOLE                   315100            171100
GAIAM INC-CLASS A              COM              36268Q103    14802   616000 SH       SOLE                   399300            216700
HEALTHWAYS INC.                COM              422245100    18852   349300 SH       SOLE                   227100            122200
HLTH CORP.                     COM              40422Y101    22944  1619200 SH       SOLE                  1049700            569500
INNOVATIVE SOLUTIONS & SUPPORT COM              45769N105    16261   857200 SH       SOLE                   555500            301700
KENEXA CORP                    COM              488879107    10373   337000 SH       SOLE                   219100            117900
KNOT INC (THE)                 COM              499184109    15118   711100 SH       SOLE                   461500            249600
LIFE TIME FITNESS INC.         COM              53217R207    10423   169915 SH       SOLE                   110115             59800
LIFECELL CORPORATION           COM              531927101    29066   773639 SH       SOLE                   501939            271700
LIFETIME BRANDS INC.           COM              53222Q103     9790   482500 SH       SOLE                   311200            171300
LIVEPERSON INC                 COM              538146101    11283  1831600 SH       SOLE                  1190100            641500
LKQ CORP                       COM              501889208     6680   191900 SH       SOLE                   124400             67500
MCCORMICK & SCHMICK'S SEAFOOD  COM              579793100     4743   251900 SH       SOLE                   164800             87100
MEDICIS PHARMACEUTICAL CORP.   COM              584690309     9751   319600 SH       SOLE                   206600            113000
NATIONAL INFO CONSORTIUM INC   COM              62914B100    12846  1851000 SH       SOLE                  1199200            651800
NAVISITE INC.                  COM              63935M208    11915  1355500 SH       SOLE                   876500            479000
NETLOGIC MICROSYSTEMS INC.     COM              64118B100    24656   682800 SH       SOLE                   442700            240100
NEUSTAR, INC.                  COM              64126X201     7718   225070 SH       SOLE                   147570             77500
NUANCE COMUNICATIONS INC.      COM              67020Y100    19242   996500 SH       SOLE                   647200            349300
NUVASIVE INC.                  COM              670704105    39861  1109400 SH       SOLE                   719100            390300
O REILLY AUTOMOTIVE INC        COM              686091109    14586   436570 SH       SOLE                   286570            150000
OBAGI MEDICAL PRODUCTS INC.    COM              67423R108      646    35000 SH       SOLE                    22700             12300
OMNICELL INC                   COM              68213N109    19016   666300 SH       SOLE                   431800            234500
OPTIONSXPRESS HOLDINGS INC.    COM              684010101     6796   260000 SH       SOLE                   168700             91300
PAYCHEX, INC.                  COM              704326107      265     6460 SH       SOLE                     6460
PERFICIENT INC.                COM              71375U101    20514   938000 SH       SOLE                   608800            329200
PHASE FORWARD INC.             COM              71721R406    35698  1784000 SH       SOLE                  1158000            626000
RAINMAKER SYSTEMS INC.         COM              750875304    12246  1412500 SH       SOLE                   916700            495800
SALIX PHARMACEUTICALS LTD      COM              795435106     8063   649200 SH       SOLE                   420000            229200
SMITH & WESSON HOLDING CORP.   COM              831756101    14041   735500 SH       SOLE                   533200            202300
SPECTRANETICS CORP             COM              84760C107    17141  1271600 SH       SOLE                   828100            443500
ST. JUDE MEDICAL INC.          COM              790849103      310     7027 SH       SOLE                     7027
STARENT NETWORKS CORP.         COM              85528P108    22687  1074700 SH       SOLE                   698000            376700
STEREOTAXIS INC.               COM              85916J102    14412  1045100 SH       SOLE                   677200            367900
STRAYER ED INC COM             COM              863236105    22949   136090 SH       SOLE                    88590             47500
SYNCHRONOSS TECHNOLOGIES INC.  COM              87157B103    18389   437200 SH       SOLE                   283300            153900
TALEO CORP.                    COM              87424N104    11574   455500 SH       SOLE                   295900            159600
TASER, INC.                    COM              87651B104    22634  1442600 SH       SOLE                   935000            507600
TECHTARGET                     COM              87874R100    10960   648500 SH       SOLE                   420500            228000
THORATEC CORP.                 COM              885175307    26276  1270000 SH       SOLE                   824900            445100
TRACTOR SUPPLY COMPANY         COM              892356106     7752   168200 SH       SOLE                   109300             58900
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    26091   747600 SH       SOLE                   490300            257300
VISTAPRINT LTD                 COM              G93762204    21417   573100 SH       SOLE                   371900            201200
VOCUS INC                      COM              92858J108    17658   603900 SH       SOLE                   391400            212500
VOLCOM INC                     COM              92864N101    22195   522000 SH       SOLE                   336000            186000
WRIGHT MEDICAL GROUP INC.      COM              98235T107    16164   602700 SH       SOLE                   389800            212900
WebMD HEALTH CORP.             COM              94770V102      306     5870 SH       SOLE                     5870
ZUMIEZ INC                     COM              989817101    13023   293500 SH       SOLE                   190400            103100